RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Note payable - related party

In connection with the Credit Facility Agreement (see Note 9), certain lenders, including the Company’s Board Member, funded $2,250,000 to the Company under this Credit Facility Agreement. Furthermore, in connection with the Credit Facility Agreement, the lenders entered into a Contribution Agreement with the Company’s former Chief Executive Officer, Sheldon Finkel, pursuant to which Sheldon Finkel agreed to pay or reimburse the lenders the pro rata portion (1/3) of any net losses from Events and irrevocably pledged to lenders a certain irrevocable letter of credit dated in June 2010 in favor of Sheldon Finkel. The Company also issued to Sheldon Finkel and the Company’s Board Member 750,000 shares each of the Company’s newly designated Series A Preferred Stock, convertible into one share each of the Company’s common stock. As consideration for the extension of credit pursuant to the Credit Facility Agreement, the borrowers are obligated to pay a fee equal to 15% of the initial loan commitment of $4.5 million of which Sheldon Finkel, shall receive a pro-rata portion (1/3). The Preferred Return Fee shall be payable if at all, only out of the net profits from the Events. The Company did not generate net profits from the Events. On May 4, 2011, Sheldon Finkel and the Company’s Board Member converted their shares into 1,500,000 shares of Common Stock. Between August 2011 and December 2011, the Company paid a total of $1,688,250 to the Company’s Board Member and such amount reduced the principal balance of his note. At June 30, 2012, principal amount of the note payable – related party amounted to $561,750.

Member of the board of directors

As of June 30, 2012, a member of the Company's Board of Directors, Barry Honig, holds 6,049,126 shares of Continental, directly or indirectly.  In addition, family members, including trusts for the benefit of Mr. Honig's minor children, currently own 3,685,000 shares of Continental of which Mr. Honig disclaims beneficial ownership.  Accordingly, as one of the largest shareholder of Continental, Mr. Honig may be deemed to be in control of Continental and accordingly there may exist certain conflicts of interest as a result.  On November 14, 2011, Mr. Honig filed a Schedule 13D with the Securities and Exchange Commission voluntarily disclosing his positions.

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

Continental Resources Group, Inc.

As of June 30, 2012, Continental holds 29.65% of interest in the Company.  Effective in February 2012, the Company is considered to be an equity method investee as a result of the decrease in Continental’s ownership interest of less than 50% which is accounted for under equity method of accounting. In March 2012, the Company issued 250,000 shares of its common stock to a third party for the payment of Continental’s accrued legal fees of $170,614 (see Note 12) and was considered an advance to Continental. Additionally, between April 2012 and May 2012, the Company paid an aggregate of $40,150 for the payment of Continental’s accounting fees.  During the six months ended June 30, 2012, the Company recorded such advances to paid in capital which represents distributions to the Company’s former parent company for a total of $558,099. At June 30, 2012 and December 31, 2011, the Company had a receivable from Continental amounting to $0 and $347,335 respectively. These advances were short-term in nature and non-interest bearing and were recorded as due from equity method investor.

NOTE 11 – RELATED PARTY TRANSACTIONS

Note payable - related party

In February 2011, the Company and its wholly-owned subsidiaries, entered into a Credit Facility Agreement with two lenders, whereby one of the lenders is the Company's Member of the Board of Directors. The credit facility consists of a loan pursuant to which $4.5 million can be borrowed on a senior secured basis. The Company's Board Member funded $2,250,000 to the Company under this Credit Facility Agreement (see Note 8). Furthermore, in connection with the Credit Facility Agreement, the lenders entered into a Contribution Agreement with the Company's former Chief Executive Officer, Sheldon Finkel, pursuant to which Sheldon Finkel agreed to pay or reimburse the lenders the pro rata portion (1/3) of any net losses from Events and irrevocably pledged to lenders a certain irrevocable letter of credit dated in June 2010 in favor of Sheldon Finkel. The Company also agreed to issue to the lenders and Sheldon Finkel an aggregate of 2,250,000 shares of the Company's newly designated Series A Preferred Stock, convertible into one share each of the Company's common stock. As consideration for the extension of credit pursuant to the Credit Facility Agreement, the borrowers are obligated to pay a fee equal to 15% of the initial loan commitment of $4.5 million of which Sheldon Finkel, shall receive a pro-rata portion (1/3). The Preferred Return Fee shall be payable if at all, only out of the net profits from the Events. On May 4, 2011, the holders of 1,500,000 shares of Series A Preferred Stock converted their shares into 1,500,000 shares of Common Stock. One of the holders is the Company's Member of the Board of Directors. Between August 2011 and December 2011, the Company paid a total of $1,688,250 to the Company's Board Member and such amount reduced the principal balance of his note.

Convertible promissory note - related party

On February 1, 2011, the Company raised $750,000 in consideration for the issuance of convertible promissory notes from various investors, including $100,000 from the Company's Member of the Board of Directors. The convertible promissory notes bore interest at 5% per annum and were convertible into shares of the Company's common stock at a fixed rate of $1.00 per share. On October 31, 2011, the Company entered into amendment agreements (the “Amendments”) with holders of the Company's outstanding 5% convertible promissory notes dated as of February 1, 2011 in the aggregate principal amount of $750,000.  Pursuant to the Amendments, the fixed conversion price was adjusted from $1.00 to $0.65. The note holders, including Company Board Member Barry Honig, converted their outstanding notes to the Company's common stock at a conversion price of $0.65 per share.

Loan receivable

In November 2010, Empire loaned a total of $18,000 to Denis Benoit, the president of CII, in exchange for promissory notes. CII previously owned 33.33% of the issued and outstanding shares of Capital Hoedown. The notes were due on August 31, 2011 and bore interest at 4% per annum. The borrower had the option of paying the principal sum to Empire prior to the due date without penalty. Empire loaned to CII and Denis Benoit, up to a maximum amount of $500,000 in the form of a revolving demand loan executed on April 26, 2011.  The revolving demand loan bore 10% interest per annum and was payable on the earlier of the termination date, on January 15, 2012, or upon demand by Empire. The Company has recognized a loss from disposal of discontinued operations of $459,270 plus interest of $22,183 which represents the total loan and interest receivable balance from CII and Denis Benoit as of September 1, 2011 pursuant to a stock purchase agreement on September 1, 2011 (see Note 2).  Prior to the execution of the stock purchase agreement, Denis Benoit was considered a related party, as an executive officer of the Company's former majority owned subsidiary, Capital Hoedown, Inc.

Parent Company

The Company, from time to time, provided advances to its Parent Company, Continental, for operating expenses. At December 31, 2011, the Company has a receivable from its Parent Company amounting to $347,335. These advances are short-term in nature and non-interest bearing. Additionally, on July 18, 2011, the Company borrowed $2,000,000 from its Parent Company, Continental, and issued them an unsecured 6% promissory note.  On July 22, 2011, the Company acquired the note receivable due to Continental and included the $2,000,000 note receivable as part of the purchase price allocation. Accordingly the note payable to Continental and related acquired note receivable eliminate in consolidation as a result of the Purchase Agreement entered into with the Parent Company (see Note 3).

Member of the board of directors

The Company's Member of the Board of Directors, Barry Honig holds 2,760,155 shares of the Parent Company directly or indirectly.  In addition to 2,760,155 shares held directly, certain entities under Mr. Honig's control and family members, including trusts for the benefit of Mr. Honig's minor children, currently owns 4,493,359 shares of the Parent Company.  Accordingly, as one of the largest shareholder of the Parent Company, Mr. Honig may be deemed to be in control of the Parent Company and accordingly there may exist certain conflicts of interest as a result.  On November 14, 2011, Mr. Honig filed a Schedule 13D with the Securities and Exchange Commission voluntarily disclosing his positions.  Furthermore, in connection with the asset purchase agreement with Continental, entities controlled by Mr. Honig were granted 4.5-year-warrants to purchase an aggregate of 2,050,666 shares of the Company's common stock at $2.835 per share upon assumption of the outstanding warrants of the Parent Company.